June 26, 2026

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon ETF Trust II
-BNY Mellon Global Fixed Income ETF
-BNY Mellon Multi-Sector Income ETF
(together, the "Funds")
 1933 Act File No.: 333-280471
 1940 Act File No.: 811-23977
 CIK No.: 0002025968

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statement of Additional Information for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 18 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 22, 2026.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Specialist Paralegal II